Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
ACCOUNTING POLICIES

NOTE 2:- ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the financial statements for all periods presented, unless otherwise stated.

1)	Basis of presentation of the financial statements

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

The Company’s financial statements have been prepared on a cost basis, except for certain assets and liabilities such as: financial assets measured at fair value through other comprehensive income; liabilities in respect of business combination; other financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss; provisions; employee benefit assets and liabilities; investments in associates and joint ventures.

The Company has elected to present the profit or loss items using the function of expense method.

2)	Use of estimates, judgments and assumptions:

The preparation of the consolidated financial statements requires management to make estimates, judgments, and assumptions, that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses in the financial statements. Such estimates, judgments and assumptions are related, but not limited to, effective control and Estimate of Percentage of Completion for Measurement of Progress on Long-Term Fixed-Price Contracts. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Changes in accounting estimates are reported in the period of the change in estimate.

In the process of applying the accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

-Effective control:

The Company evaluates whether it controls a company in which it holds less than the majority of the voting rights by, among others, reference to the size of its share of voting rights relative to the size and dispersion of voting rights held by the other shareholders, and by voting patterns at previous shareholders’ meetings.

-Estimate of Percentage of Completion for Measurement of Progress on Long-Term Fixed-Price Contracts:

The percentage of completion is determined based on the ratio of actual costs incurred to the total estimated cost of each contract. This total cost is estimated by the Company based on assessments of expected labor costs, subcontractor costs, and other relevant factors.

3)	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to unilaterally affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the Investees, after being adjusted to comply with IFRS, are prepared for the same reporting period and using consistent accounting treatment of similar transactions and economic activities. Any discrepancies in the applied accounting policies are eliminated by making appropriate adjustments. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as a change in equity by adjusting the carrying amount of the non-controlling interests with a corresponding adjustment of the equity attributable to equity holders of the Company less / plus the consideration paid or received.

Upon the disposal of a subsidiary resulting in loss of control, the Company:

-	derecognizes the subsidiary’s assets (including goodwill) and liabilities.
-	derecognizes the carrying amount of non-controlling interests.
-	derecognizes the adjustments arising from translating financial statements carried to equity.
-	recognizes the fair value of the consideration received.
-	recognizes the fair value of any remaining investment.
-	reclassifies the components previously recognized in other comprehensive income (loss) on the same basis as would be required if the subsidiary had directly disposed of the related assets or liabilities.
-	recognizes any resulting difference (surplus or deficit) as gain or loss.

For further information see Note 13 Disposal group held for sale and discontinued operations.

4)	Effective control:

In a situation where the Company holds less than a majority of voting power in a given entity, but that power is sufficient to enable the Company to unilaterally direct the relevant activities of such entity, then control is exercised. When assessing whether voting rights held by the Company are sufficient to give it power, the Company considers all facts and circumstances, including: the amount of those voting rights relative to the amount and dispersion of other vote holders; potential voting rights held by the Company and other shareholders or parties; rights arising from other contractual arrangements; significant personal ties; and any additional facts and circumstances that may indicate that the Company has, or does not have, the ability to direct the relevant activities when decisions need to be made, inclusive of voting patterns observed at previous meetings of shareholders.

The Company’s management has concluded that despite the lack of absolute majority of voting power at the general meetings of shareholders of Matrix and Magic Software, in accordance with IFRS 10, these investees are controlled by the Company. The conclusion regarding the existence of control during the years ended December 31, 2025, 2024 and 2023 with respect to Matrix and Magic Software, in accordance with IFRS 10, was made in accordance with the following factors:

Matrix:

As of December 31, 2025, the Company held 48.12% of the outstanding ordinary shares of Matrix. The conclusion regarding the existence of control in Matrix, in line with IFRS 10, was made considering the following additional factors:

i)	Governing bodies of Matrix:

Decisions of Matrix shareholders’ general meeting are taken by a simple majority of votes represented at the general meeting; the annual (ordinary) general meeting adopts resolutions to elect individual directors, appoint Matrix’s independent auditors for the next year, as well as approve Matrix’s financial statements and management’s report on operations; in accordance with Matrix’s articles of association, the board of directors of Matrix is responsible for managing its current business operations and is authorized to take substantially all decisions which are not specifically reserved to Matrix’s shareholders by its articles of association, including the decision to pay out dividends; Matrix’s board of directors is composed of 5 members, 2 of whom are external directors as required by the Israeli Companies Law, 5759-1999, another one of whom is an independent director, while the remaining two directors are associated with Formula, including Formula’s chief executive officer who serves as the chairman of Matrix’s board of directors.

ii)	Shareholders structure of Matrix:

Matrix shareholders’ structure may be considered dispersed because, apart from the Company, only three shareholders (each Israeli institutional investors) held more than 5% of Matrix’s voting power as of December 31, 2025 (holds 8.5%, 6.4% and 5.7%, respectively); there is no evidence that any of the shareholders has or had granted to any other shareholder a voting proxy at the general meeting; over the last three years (i.e., 2023-2025), Matrix’s general meetings were attended by shareholders representing in aggregate between 82%-86% of total voting rights. This means that the level of activity of the Matrix’s shareholders is relatively moderate. Bearing in mind that the Company presently holds approx. 48.12% of total voting rights, the attendance from shareholders would have to be higher than 96.24% in order to deprive Formula of an absolute majority of votes at the general meeting. The Company believes that achieving such high attendance seems unlikely. In addition, Israeli law provides that institutional investors should not hold the ability to direct the company’s business and as such should not exceed 20% each. An institutional investor also cannot hold more than 20% of the seats on a board of directors. Looking at the entire Israeli market, the practice is that institutional investors do not take positions on boards of directors – as having such a position would impact institutional investors’ ability to enter into certain transactions on the market (due to insider trading concerns). If institutional investors cooperate among themselves, they may be considered violating this rule; especially if they vote in the same manner and contrary to the major shareholder, they might be accused of cooperation and violation of the rule. Hence, there are both legal and practical limitations to these investors coordinating their approaches.

Therefore it is management’s opinion that despite the lack of an absolute majority of shares in Matrix, the Company is still able to influence the appointment of directors at Matrix and therefore may affect Matrix’ directions of development as well as its current business operations.

Magic Software:

As of December 31, 2025, the Company held 46.71% of the outstanding ordinary shares of Magic Software. The conclusion regarding the existence of control in Magic Software, in line with IFRS 10, was made considering the following factors:

i)	Governing bodies of Magic Software:

Decisions of Magic Software shareholders’ general meeting are taken by a simple majority of votes represented at the general meeting; the annual (ordinary) general meeting adopts resolutions to elect individual directors, appoint Magic Software’s independent auditors for the next year, as well as to approve Magic Software’s financial statements and the management’s report on operations; in accordance with Magic Software’s articles of association, the board of directors of Magic Software is responsible for managing Magic Software’s current business operations and is authorized to take substantially all decisions which are not specifically reserved to Magic Software’s shareholders by its articles of association, including the decision to pay out dividends; and, Magic Software’s board of directors is composed of 6 members, 4 of whom are external or independent directors, the other two are associated with Formula, including Formula’s chief executive officer, who also serves as Magic Software’s chief executive officer.

ii)	Shareholders’ structure of Magic Software:

Magic Software shareholders’ structure is dispersed because, apart from the Company, as of December 31, 2025, three financial Israeli institutional shareholders holding more than 5% of Magic Software’s voting rights (holds 13.9%, 7% and 5.1%, respectively); there is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting; and, over the last three years (i.e., 2023-2025), Magic Software’s general meetings were attended by shareholders representing between 84%-86% of the total voting rights. This means that the level of activity of the Magic Software’s shareholders is relatively moderate. Bearing in mind that the Company presently holds approx. 46.71% of total voting rights, the attendance from shareholders would have to be higher than 93.42% in order to deprive Formula of an absolute majority of votes at the general meeting. The Company believes that achieving such high attendance seems unlikely. In addition, Israeli law provides that institutional investors should not hold the ability to direct the company’s business and as such should not exceed 20% each. An institutional investor cannot also hold more than 20% seats in board of directors. Looking at the entire Israeli market, the practice is that institutional investors do not take positions on boards of directors – as having such position would impact institutional investors’ ability to enter into certain transactions on the market (due to insider trading concerns). If institutional investors cooperate among themselves, they may be considered violating this rule – moreover, if they vote in the same way, contrary to the major shareholder, they might be accused of cooperation and violation of the rule. Hence, there are both legal and practical limitations to these investors’ coordinating their approaches.

Therefore, it is management’s opinion that despite the lack of an absolute majority of shares in Magic Software, the Company is still able to influence the appointment of directors at Magic Software and therefore may affect Magic Software’s directions of development as well as its current business operations.

5)	Non-controlling interests

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as a change in equity by adjusting the carrying amount of the non-controlling interests with a corresponding adjustment of the equity attributable to equity holders of the Company less / plus the consideration paid or received. For more information regarding put options to the Non-controlling interests please see Note 2(19)(E) below.

6)	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company determines whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IFRS 9, “Financial Instruments”. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. If the contingent consideration is classified as an equity instrument, it is measured at fair value on the acquisition date without subsequent remeasurement.

Contingent consideration is recognized at fair value on the acquisition date. If the contingent consideration is classified as a financial asset or liability in accordance with IFRS 9, subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. If the contingent consideration is classified as an equity instrument, it is measured at fair value on the acquisition date without subsequent remeasurement.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

7)	Acquisition of a single asset company:

Upon the acquisition of a single asset company, the Group evaluates whether it is the acquisition of a business or of an asset. To be considered a business, the acquisition must include, at a minimum, an input and a substantive process that together can significantly contribute to the creation of outputs. The acquisition is accounted for as a business combination if the single asset company is a business. If it is not a business, the acquisition is accounted for as the acquisition of assets and liabilities. In such an acquisition, the cost of the acquisition includes transaction costs which are allocated to the identifiable acquired assets and liabilities proportionally based on their fair value on the acquisition date. In such case, goodwill and deferred taxes in respect of the temporary differences existing as of the acquisition date are not recognized.

8)	Investment in joint arrangements:

Joint arrangements are arrangements in which the Company has joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

i.	Joint ventures:

In joint ventures the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint venture is accounted for by using the equity method.

9)	Investments in associates:

Associates are companies in which the Group has significant influence over the financial and operating policies without having control. The investment in an associate is accounted for using the equity method.

10)	Functional currency, presentation currency and foreign currency:

i.	Functional currency and presentation currency:

The presentation currency of these consolidated financial statements of the Group is the U.S. dollar (the “dollar”), since the Company believes that financial statements in U.S. dollars provide more relevant information to its investors and users of the financial statements. The functional currency applied by Formula, on a stand-alone basis, Since January 1, 2019 is the NIS. The functional currencies applied by Formula’s subsidiaries and associates are the currencies of the primary economic environment in which each one of them operates.

Assets and liabilities of an investee which is a foreign operation, including fair value adjustments upon acquisition, are translated at the closing rate at each reporting date. Profit or loss items are translated at average exchange rates for all periods presented. The resulting translation differences are recognized in other comprehensive income.

Intragroup loans for which settlement is neither planned nor likely to occur in the foreseeable future are, in substance, a part of the investment in the foreign operation and, accordingly, the exchange rate differences from these loans (net of the tax effect) are recorded in other comprehensive income.

Upon the full or partial disposal of a foreign operation resulting in loss of control in the foreign operation, the cumulative gain (loss) from the foreign operation which had been recognized in other comprehensive income is transferred to profit or loss. Upon the partial disposal of a foreign operation which results in the retention of control in the subsidiary, the relative portion of the amount recognized in other comprehensive income is reattributed to non-controlling interests.

Subsequent to the reporting period, effective January 1, 2026, the Company changed its functional currency from NIS to U.S. dollars, following a change in the primary economic environment in which the Company operates. Management assessed the relevant primary and secondary indicators in accordance with IAS 21 and determined that the U.S. dollar has become the currency that most faithfully represents the economic effects of the underlying transactions, events and conditions, primarily reflected in the currency in which the Company holds and manages its monetary assets and conducts its financing activities. The change in functional currency is accounted for prospectively from the date of the change and, therefore, did not affect the Company’s financial statements for the year ended December 31, 2025. Since the Company’s presentation currency is already the U.S. dollar, no change was made to the presentation currency. For further information, see Note 26 subsequent events.

ii.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

11)	Short-term deposits:

Short-term deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit. Restricted deposits include deposits used to secure certain subsidiaries’ ongoing projects, as well as security deposits with respect to leases, and are classified under other short-term and long-term receivables.

12)	Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. Inventories are mainly comprised of purchased merchandise and products which consist of educational software kits, computers, peripheral equipment and spare parts. Cost is determined on the “first in – first out” basis. The Group periodically evaluates the condition and aging of its inventories and makes provisions for slow-moving inventories accordingly. No such impairments have been recognized in any period presented.

13)	Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

In determining the amount of revenue from contracts with customers, the Group evaluates whether it is a principal or an agent in the arrangement. The Group is a principal when the Group controls the promised goods or services before transferring them to the customer. In these circumstances, the Group recognizes revenue for the gross amount of the consideration. When the Group is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

Sale of software licensing, maintenance services and post implementation consulting services

A software licensing transaction that does not require significant implementation services is considered a distinct performance obligation, as the customer can benefit solely from the software on its own or together with other readily available resources.

The Group recognizes revenue from software licensing transactions at a point in time when the Group provides the customer a right to use the Group’s intellectual property as it exists at the point in time at which the license is granted to the customer. The Group recognizes revenue from software licensing transactions over time when the Group provides the customer a right to access the Group’s intellectual property throughout the license term. The Group may generate revenue from sale of software licensing which includes significant implementation and customization services. In such contracts the Group is normally committed to provide the customer with a functional IT system and the customer can only benefit from such functional system, being the final product that would normally be comprised of proprietary licenses and significant related services. Revenues from these contracts are based on either fixed price or time and material.

Software licensing transactions which involve significant implementation, customization, or integration of the Group’s software license to customer-specific requirements, are considered as one performance obligation satisfied over-time. The underlying deliverable is owned and controlled by the customer and does not create an asset with an alternative use to the Group. In addition, the Group has an enforceable right to payment for performance completed throughout the duration of the contract.

Accordingly, the Group recognizes revenue from such contracts over time, using the percentage of completion accounting method. The Group recognizes revenue and gross profit as the work is performed based on a ratio between actual costs incurred compared to the total estimated costs for the contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first determined, in the amount of the estimated loss for the entire contract.

When post implementation and consulting services do not involve significant customization, the Group accounts for such services as performance obligations satisfied over time and revenues are recognized as the services are provided.

Revenue from maintenance is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Group’s performance. When payments from customers are made before or after the service is performed, the Group recognizes the resulting contract asset or liability.

Sale of hardware and infrastructure

Revenue from the sale of hardware and infrastructure is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer.

Sale of training and implementation services

Revenues from training and implementation services are recognized when the service is provided. Revenue from training services in respect of public courses whose operating range is up to 3 months is recognized at the end of the course period. Revenues from training services in respect of long-term courses will be recognized over the term of the course. Revenues from implementation projects ordered by organizations is recognized according to actual inputs (actually worked hours).

Revenue of contracts according to actual inputs

Revenue from framework agreements for the performance of work according to actual inputs is recognized according to the hours invested.

Revenue of fixed price contracts

Revenue from long-term fixed-price contracts that involve significant implementation, customization, or integration to customer-specific requirements is recognized over time. The underlying deliverable is owned and controlled by the customer or does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed throughout the duration of the contract.

The Group applies a cost-based input method for measuring the progress of performance obligations that are satisfied over time. In applying this cost-based input method, the Group estimates the costs to complete contract performance in order to determine the amount of the revenue to be recognized. These estimated costs include the direct costs and the indirect costs that are directly attributable to a contract based on a reasonable allocation method. In certain circumstances, the Group is unable to measure the outcome of a contract, but the Group expects to recover the costs incurred in fulfilling the contract as of the reporting date. In such circumstances, the Group recognizes revenue to the extent of the costs incurred as of the reporting date until such time the outcome of the contract can be reasonably measured. If a loss is anticipated from a contract, the loss is recognized in full regardless of the percentage of completion.

When appropriate, the Group also applies a practical expedient permitted under IFRS 15 whereby if the Group has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Group’s performance completed to date (for example, a service contract in which an entity bills a fixed amount for each hour of service provided), the Group may recognize revenue in the amount it is entitled to invoice. Deferred revenues, which represent a contract liability, include unearned amounts received under maintenance and support (mainly) and amounts received from customers for which revenues have not yet been recognized.

Allocating the transaction price

For contracts that consist of more than one performance obligation, at contract inception the Group allocates the contract transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Group would sell the promised goods or services separately to a customer. The Group determines the stand-alone selling price for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation is sold separately, historical actual pricing practices and geographies in which the Group offers its products and services. If a specific performance obligation, such as the software license, is sold for a broad range of amounts (that is, the selling price is highly variable) or if the Group has not yet established a price for that good or service, and the good or service has not previously been sold on a stand-alone basis (that is, the selling price is uncertain), the Group applies the residual approach whereby all other performance obligations within a contract are first allocated a portion of the transaction price based upon their respective stand-alone selling prices, with any residual amount of transaction price allocated to the remaining specific performance obligation.

Variable consideration

The Group determines the transaction price separately for each contract with a customer. When exercising this judgment, the Group evaluates the effect of each variable amount in the contract, taking into consideration discounts, penalties, variations, claims, and non-cash consideration. In determining the effect of the variable consideration, the Group normally uses the “most likely amount” method described in the Standard. Pursuant to this method, the amount of the consideration is determined as the single most likely amount in the range of possible consideration amounts in the contract. According to the Standard, variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Costs of obtaining a contract

In order to obtain certain contracts with customers, the Group incurs incremental costs in obtaining the contract (such as sales commissions which are contingent on making binding sales). Costs incurred in obtaining the contract with the customer which would not have been incurred if the contract had not been obtained and which the Group expects to recover are recognized as an asset and amortized on a systematic basis that is consistent with the provision of the services under the specific contract. An impairment loss in respect of capitalized costs of obtaining a contract is recognized in profit or loss when the carrying amount of the asset exceeds the remaining amount of consideration that the Group expects to receive for the goods or services to which the asset relates, less the costs that relate directly to providing those goods or services and that have not been recognized as expenses.

The Group has elected to apply the practical expedient allowed by IFRS 15 according to which incremental costs of obtaining a contract are recognized as an expense when incurred if the amortization period of the asset is one year or less.

Revenues that include warranty services

In certain cases, the Group also provides a warranty for goods and services sold (i.e., extended warranties when the Group contractually undertakes to repair any errors in the delivered software within a strictly specified time limit and/or when the scope of which is broader than just an assurance to the customer that the product/service complies with agreed-upon specifications). The Group has ascertained that such warranties granted by the Group meet the definition of service. The conclusion regarding the extended nature of a warranty is made whenever the Group contractually undertakes to repair any errors in the delivered software within a strictly specified time limit and/or when such warranty is more extensive than the minimum required by law. Under IFRS 15, the fact of granting an extended warranty indicates that the Group provides an additional service. As such, the Group recognizes an extended warranty as a separate performance obligation and allocates a portion of the transaction price to such service. In all cases where an extended warranty is accompanied by a maintenance service, which is even a broader category than the extended warranty itself, revenues are recognized over time because the customer consumes the benefits of such service as it is performed by the provider. If this is the case, the Group continues to allocate a portion of the transaction price to such maintenance service. Likewise, in cases where a warranty service is provided after the project completion and is not accompanied by any maintenance service, then a portion of the transaction price and analogically recognition of a portion of contract revenues will have to be deferred until the warranty service is actually fulfilled.

Disaggregation of revenue

Service revenue includes contracts primarily for the provision of supplies and services other than design, development, customization, implementation, software maintenance and support and software updates associated with delivery of products or proprietary software. It may be a stand-alone service contract or a service performance obligation which is distinct from a contract or performance obligation for design, development, customization, support and upgrade or delivery of product. The Group’s service contracts include contracts in which the customer simultaneously receives and consumes the benefits provided as the performance obligations are satisfied. The Group’s service contracts primarily include operation-type contracts, outsourcing, consulting, remote development services, digital advertising management, training and similar activities.

Transaction prices allocated to performance obligation

Remaining performance obligations represent contract revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The aggregate amount of consideration allocated to performance obligations either not satisfied or partially unsatisfied was approximately $2,960,923 as of December 31, 2025.

Remaining performance obligations include the remaining non-cancelable, committed and fixed portion of these contracts for their entire duration. The remaining performance obligations related to professional services contracts that are on a time and materials basis were excluded, as the Company elected to apply the practical expedient in accordance with IFRS 15. The Company expected to recognize approximately 77% in 2026 from remaining performance obligations as of December 31, 2025, and the remainder thereafter.

14)	Taxes on Income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

●	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

●	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been considered in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been considered in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Group’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability. Taxes on income that relate to distributions of an equity instrument and to transaction costs of an equity transaction are accounted for pursuant to IAS 12. Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

15)	Leases:

The Group accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

i)	The Group as lessee:

For leases in which the Group is the lessee, the Group recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to twelve months and leases for which the underlying asset is of low value. For these excluded leases, the Group has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Group has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Leases which entitle employees to a company car as part of their employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 and not as subleases.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Group’s incremental borrowing rate. After the commencement date, the Group measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years	Mainly

Land and Buildings	2-12	3
Motor vehicles	2-3	3

The Group tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

ii)	Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Group remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

iii)	Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Group remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset. If a lease modification reduces the scope of the lease, the Group recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Group subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

16)	Property, plant and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment. The cost of an item of property, plant and equipment comprises the initial estimate of the costs of dismantling and removing the item and restoring the site on which the item is located.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers, software, and peripheral equipment	20 – 66 (mainly 33)
Office furniture and equipment	6 – 33 (mainly 7)
Motor vehicles	13 – 20 (mainly 15)

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

The useful life, the depreciation method and the residual value of an asset are reviewed at least each year-end (at the end of the year) and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized. For impairment testing of property, plant and equipment, see note 2(18) below.

17)	Intangible assets, net:

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred. Intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Capitalized software costs are measured at cost less any accumulated amortization and any accumulated impairment losses on a product-by-product basis. Amortization of capitalized software costs begin when the development is complete, and the product is available for use or for sale. The Company considers a product to be available for use when the Company completes its internal validation of the product that is necessary to establish that the product meets its design specifications including functions, features, and technical performance requirements. Internal validation includes the completion of coding, documentation and testing that ensure bugs are reduced to a minimum. The internal validation of the product takes place a few weeks before the product is made available to the market. In certain instances, the Company enters into a short pre-release stage, during which the product is made available to a selected number of customers as a beta program for their own review and familiarization. Subsequently, the release is made generally available to customers. Once a product is considered available for use, the capitalization of costs ceases and amortization of such costs to “cost of sales” begins.

Capitalized software costs are amortized on a product-by-product basis by the straight-line method over the estimated useful life of the software product (between 3-10 years).

Other intangible assets

Intangible assets excluding capitalized development costs are comprised mainly of customer-related intangible assets, backlogs, acquired technology and patent, and are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The useful life of intangible assets is as follows:

Years
Customer relationship, backlog and distribution rights	1 – 10
Acquired technology	2 – 7
Patents	10

Gains or losses arising from the derecognition of an intangible asset are determined as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss. The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate, and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

During the period, the Company identified indicators that resulted in a reassessment of the useful life of certain customer relationships. As a result, the estimated useful lives of these assets were shortened, leading to accelerated amortization, which was recognized in profit or loss and accounted for as a change in accounting estimate. which resulted in an additional amortization expense of approximately $18,705 during the year ended December 31, 2025.

18)	Impairment of non-financial assets:

The Group evaluates the need to record an impairment of non-financial assets (property, plant and equipment, capitalized software costs and other intangible assets, goodwill, investments in joint venture) whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The following criteria are applied in assessing impairment of these specific assets:

i.	Goodwill in respect of subsidiaries:

For the purpose of impairment testing, goodwill acquired in a business combination is allocated, at the acquisition date, to each of our cash-generating units that are expected to benefit from the synergies of the combination. The Group reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment. Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

The discounted cash flow method is used to determine the recoverable amount of a cash-generating unit or the group of cash-generating units to which goodwill is allocated. The projected cash flows are derived from the budget for the next five years and do not include restructuring activities to which the Company is not yet committed or significant future investments that will enhance the performance of the assets of the cash-generating unit being tested. The recoverable amount is sensitive to key assumptions used by the Company’s management to determine the recoverable amount, including discount rates and future growth rate. The discount rates are calculated based on a risk-free rate of interest and a market risk premium. The discount rates reflect the current market assessment of the risks specific to each group of cash-generating units by taking into account specific group information on beta factors, leverage and cost of debt. The Company performed annual impairment tests as of December 31, 2025, 2024 and 2023 and did not identify any impairment losses.

ii.	Investment in associate or joint venture using the equity method:

After application of the equity method, the Group determines whether it is necessary to recognize any additional impairment loss with respect to the investment in associates or joint ventures. The Group determines at each reporting date whether there is objective evidence that the carrying amount of the investment in the associate or the joint venture is impaired. The test of impairment is carried out with reference to the entire investment, including the goodwill attributed to the associate or the joint venture.

iii.	Intangible assets with an indefinite useful life / capitalized development costs that have not yet been systematically amortized:

The impairment test is performed annually, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

During the years ended December 31, 2025, 2024 and 2023, no impairment indicators were identified.

19)	Financial instruments:

A.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

B.	Financial liabilities:

i.	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability. After initial recognition, the Group measures all financial liabilities at amortized cost using the effective interest rate method, except for:

●	Financial liabilities at fair value through profit or loss, such as derivatives;

●	Financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when the continuing involvement approach applies;

●	Financial guarantee contracts; and

●	Contingent consideration recognized by an acquirer in a business combination as to which IFRS 3 applies.

ii.	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Group measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss. After initial recognition, changes in fair value are recognized in profit or loss.

C.	Derecognition of financial liabilities:

A financial liability is derecognized when it is extinguished, that is, when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services or is legally released from the liability.

When there is a modification to the terms of an existing financial liability, the Group evaluates whether the modification is substantial.

If the terms of an existing financial liability are substantially modified, such modification is accounted for as an extinguishment of the original liability and the recognition of a new liability. The difference between the carrying amounts of the above liabilities is recognized in profit or loss. If the modification is not substantial, the Group recalculates the carrying amount of the liability by discounting the revised cash flows at the original effective interest rate and any resulting difference is recognized in profit or loss.

D.	Compound financial instruments:

i)	Convertible debentures which contain both an equity component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

ii)	Convertible debentures that are denominated in foreign currency contain two components: the conversion component and the debt component. The liability conversion component is initially recognized as a financial derivative at fair value. The balance is attributed to the debt component. Directly attributable transaction costs are allocated between the liability conversion component and the liability debt component based on the allocation of the proceeds to each component.

E.	Put option granted to non-controlling interests:

When the Group grants to non-controlling interests a put option to sell part or all of their interests in a subsidiary, during a certain period, even if such purchase obligation is conditional on the counterparty’s exercise of its contractual right to cause such redemption, if the put option agreement does not transfer to the Group any benefits incidental to ownership of the equity instrument (i.e. the Group does not have a present ownership in the shares concerned) then at the end of each reporting period the non-controlling interests (to which a portion of net profit attributable to non-controlling interests is allocated) are classified as a financial liability, as if such put-able equity instrument was redeemed on that date. The difference between the non-controlling interests carrying amount at the end of the reporting period and the present value of the liability is recognized directly in equity of the Group, under “Additional paid-in capital”. The Group remeasures the financial liability at the end of each reporting period based on the estimated present value of the consideration to be transferred upon the exercise of the put option.

If the option is exercised in subsequent periods, the consideration paid upon exercise is treated as settlement of the liability. If the put option expires, the liability is settled and a portion of the investment in the subsidiary is accounted for as if it was disposed of, without loss of control therein.

If the Group has present ownership of the non-controlling interests, these non-controlling interests are accounted for as if they are held by the Group, and changes in the amount of the liability are carried to profit or loss.

20)	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

21)	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect is material, provisions are measured according to the estimated future cash flows discounted using a pre-tax interest rate that reflects the market assessments of the time value of money and, where appropriate, those risks specific to the liability. When the Group expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

Following are the types of provisions included in the financial statements:

i.	Legal claims:

A provision for claims is recognized when the Group has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Group to settle the obligation and a reliable estimate can be made of the amount of the obligation.

ii.	Contingent liability recognized in a business combination:

A contingent liability in a business combination is measured at fair value upon initial recognition. In subsequent periods, it is measured at the higher of the amount initially recognized less, when appropriate, cumulative amortization, and the amount that would be recognized at the end of the reporting period in accordance with IAS 37.

22)	Employee benefit liabilities:

The Group maintains several employee benefit plans:

i.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve (12) months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made. The short-term employee benefit liability in the statement of financial position is measured on an undiscounted basis.

ii.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

Formula’s and its Israeli subsidiaries and associates accounted for at equity (as defined with respect to their Israeli employee contribution plans pursuant to section 14 of Israel’s Severance Pay Law, 1963 (the “Severance Pay Law”)) pay fixed contributions to those plans and will have no legal or constructive obligation to pay further contributions if the fund into which those contributions are paid does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

Formula and its Israeli subsidiaries and companies accounted for at equity also operate a defined benefit plan in respect of severance or retirement pay to their Israeli employees pursuant to the Severance Pay Law. According to the Severance Pay Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include rates of employee turnover and future salary increases based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to Israel’s Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation. In respect of its severance pay obligation to certain of its employees, the Group makes current deposits in pension funds and insurance companies (the “plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Group’s own creditors and cannot be returned directly to the Group.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation, less the fair value of the plan assets. Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

Severance expenses for the years 2025, 2024 and 2023 were $53,972, $53,228 and $47,076, respectively.

iii.	Other long-term employee benefits:

Certain employees of the Group are entitled to benefits in respect of adaptation grants. These benefits are accounted for as other long-term benefits since the Group estimates that these benefits will be utilized and the Group’s respective obligation will be settled during the employment period and more than twelve months after the end of the annual reporting period in which the employees rendered the related service.

The Group’s net obligation for other long-term employee benefits, which is computed based on actuarial assumptions, is for the future benefit due to employees for services rendered in the current period and in prior periods and considering expected salary increases. The amount of these benefits is discounted to its present value. The discount rate is determined by reference at the reporting date to market yields on high quality corporate bonds that are linked to the Consumer Price Index and whose term is consistent with the term of the Group’s obligation.

Remeasurement of the net obligation is recognized in the statement of comprehensive income in the incurred period.

23)	Share-based payment transactions:

The Group’s employees and certain service providers are entitled to remuneration in the form of equity-settled share-based payment transactions. The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (the “vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Group modifies the conditions on which equity instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

If a grant of an equity instrument is canceled, it is accounted for as if it had vested on the cancelation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the canceled grant and is identified as a replacement grant on the grant date, the canceled and new grants are accounted for as a modification of the original grant, as described above.

24)	Concentration of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits, restricted cash, trade receivables.

The majority of the Group’s cash and cash equivalents, deposits, and other financial instruments are invested with major banks in Israel, the United States and across Europe. The Group’s management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments. Cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Group’s trade receivables are generally derived from sales to large organizations located mainly in Israel, North America, Europe and Asia Pacific. The Group performs ongoing credit evaluations of its customers using a reliable outside source to determine payment terms and credit limits which are approved based on the size of the customer and to date has not experienced any material losses. In certain circumstances, Formula and its subsidiaries and companies accounted for at equity may require letters of credit, other collateral or additional guarantees.

The Group maintains an allowance for credit losses based upon management’s experience and estimate of collectability of each outstanding invoice. The allowance for credit losses is determined with respect to specific debts or which collection is doubtful. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

25)	Liquidity risk:

Liquidity risk arises from managing the Group’s working capital as well as from financial expenses and principal payments of the Group’s debt instruments. Liquidity risk consists of the risk that the Group will have difficulty in fulfilling obligations relating to financial liabilities. The Group’s policy is to ascertain constant cash adequacy needed for settling its liabilities when due. For this purpose, the Group aims to hold cash balances (or adequate credit lines) that will meet anticipated demands.

Formula and its subsidiaries and companies accounted for at equity examine cash flow forecasts on a monthly basis as well as information regarding cash balances. As of the reporting date, these forecasts indicate that the Group can expect sufficient liquid sources for covering its entire liabilities under reasonable assumptions.

26)	Non- current assets or disposal group held for sale and discontinued operations:

Non-current assets or a disposal group are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the assets must be available for immediate sale in their present condition, the Company must be committed to a sale plan, there must be a program to locate a buyer and it is highly probable that a sale will be completed within one year from the date of classification.

Before these assets are classified as available for sale, they are measured in accordance with the Group’s accounting policy. After classification as held for sale, these assets are measured at the lower of their carrying amount and fair value less costs to sell and presented separately in the statement of financial position. From the date of their initial classification, these assets are not depreciated.

The Company recognizes an impairment loss in respect of an asset or group of assets in accordance with IAS 36. An impairment loss and subsequent remeasurement gains or losses are recorded in profit or loss. Gains are recognized up to the cumulative amount of the previously recognized impairment loss.

Other comprehensive income (loss) in respect of an assets or a group of non-current assets that are classified as held for sale is presented separately in equity.

A discontinued operation is a component of the Company that represents a separate major line of business operation or geographical area of operations that either has been disposed of or is classified as held for sale. The operating results relating to the discontinued operation (including comparative data) are presented separately in the statement of profit or loss, net of the tax effect. For further information see Note 13 Disposal group held for sale and discontinued operations.

27)	Disclosure of Newly Issued but Not Yet Effective IFRS Standards

IFRS 18 – “Presentation and Disclosure in Financial Statements”.

In April 2024, the International Accounting Standards Board (“the IASB”) issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”) which replaces IAS 1, “Presentation of Financial Statements”.

IFRS 18 is aimed at improving comparability and transparency of communication in financial statements.

IFRS 18 retains certain existing requirements of IAS 1 and introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information.

IFRS 18 does not modify the recognition and measurement provisions of items in the financial statements. However, since items within the statement of profit or loss must be classified into one of five categories (operating, investing, financing, taxes on income and discontinued operations), it may change the entity’s operating profit. Moreover, the publication of IFRS 18 resulted in consequential narrow scope amendments to other accounting standards, including IAS 7, “Statement of Cash Flows” and IAS 34, “Interim Financial Reporting”.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively. Early adoption is permitted, subject to disclosure.

The Company is evaluating the effects of IFRS 18, including the effects of the consequential amendments to other accounting standards, on its consolidated financial statements.

28)	Certain amounts in the prior years’ financial statements have been reclassified to conform to the current year’s presentation.